ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Buildings and Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Buildings and Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	30 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	1 year
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	12 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years